Prepayments for Lease of Land (Details) - Schedule of prepayments for lease of land - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepayments For Lease Of Land [Abstract]
Prepayments for lease of land	$ 401,031	$ 434,045
Less: accumulated amortization	(96,244)	(80,698)
Total	$ 304,787	$ 353,347